BBH TRUST

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BBH PARTNER FUND — INTERNATIONAL EQUITY

CLASS I SHARES (TICKER BBHLX)

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SUPPLEMENT DATED APRIL 1, 2021

TO THE PROSPECTUS, DATED MARCH 1, 2021

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

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Effective immediately, the information on the cover of the Prospectus is deleted in its entirety and replaced with the following:

Prospectus

March 1, 2021

BBH PARTNER FUND — INTERNATIONAL EQUITY

CLASS I SHARES (TICKER BBHLX)

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.